RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2022	Nov. 30, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Shares issued, value
Series A Preferred Stock [Member] | Equipment [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Shares issued			1,312
Shares issued, value			$ 328,000
Preferred stock, sales price per chare			$ 250
Robert Mount and Lynn Barney [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Shares issued	2,000
Shares issued, value	$ 500
Founder [Member] | Series A Preferred Stock [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Shares issued		3,933
Shares issued, value		$ 983,500
Preferred stock, sales price per chare		$ 250